Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 3
CIK	dei_EntityCentralIndexKey	0001104631
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 15, 2022
Effective Date	dei_DocumentEffectiveDate	Feb. 15, 2022
Prospectus Date	rr_ProspectusDate	Feb. 15, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Global Dynamic Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAJAX
PGIM Global Dynamic Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAJCX
PGIM Global Dynamic Bond Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAJZX
PGIM Global Dynamic Bond Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAJQX
PGIM Wadhwani Systematic Absolute Return Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGAEX
PGIM Wadhwani Systematic Absolute Return Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGAFX
PGIM Wadhwani Systematic Absolute Return Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGAGX
PGIM Wadhwani Systematic Absolute Return Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGAHX
PGIM Real Assets Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUDAX
PGIM Real Assets Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUDCX
PGIM Real Assets Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUDZX
PGIM Real Assets Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUDQX